UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21275

Turnaround Investment Trust

(Exact name of registrant as specified in charter)

Post Office Box 7365, Eugene, Oregon 97401-0015

(Address of principal executive offices) (Zip code)

A. Vason Hamrick

116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last Day of February

Date of reporting period: May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

THE TURNAROUND FUND™

Schedule of Investments
(Unaudited)

As of May 31, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 84.81%				CALL OPTIONS PURCHASED - 13.84% (Note 2)

Apparel - 5.03%				*	Blockbuster Inc., 01/19/2008
*	Hanesbrand, Inc.	12,000	$ 313,200		Strike $5.00	170,000	$ 93,500
				*	Commerce Bancorp, Inc., 01/19/2008
Auto Manufacturers - 3.35%					Strike $30.00	15,000	123,750
	Ford Motor Company	25,000	208,500	*	Motorola Inc., 01/17/2009
					Strike $20.00	75,000	161,250
Banks - 16.62%				*	Sears Holdings Corp., 01/17/2009
	Commerce Bancorp, Inc.	30,000	1,035,600		Strike $160.00	4,000	169,400
				*	Sprint Nextel Corporation, 01/17/09
Chemicals - 3.32%					Strike $20.00	30,000	169,500
	Georgia Gulf Corporation	12,000	207,120	*	The Home Depot, Inc., 01/17/2009
					Strike $35.00	20,000	145,000
Commercial Services - 4.74%
*	BearingPoint, Inc.	40,000	295,600	Total Call Options Purchased
					(Cost $890,805)		862,400
Computers - 4.31%
*	Gateway Inc.	150,000	268,500	INVESTMENT COMPANY - 0.03%
					Evergreen Institutional Money Market Fund
Internet - 19.76%					(Cost $2,133)	2,133	2,133
*	1-800-FLOWERS.COM
	Inc. - Cl. A	35,000	310,450	Total Investments (Cost $6,062,927) - 98.68%			$ 6,150,103
*	Overstock.com, Inc.	50,000	921,000	Other Assets less Liabilities - 1.32%			82,444
			1,231,450
Machinery - Diversified - 6.41%				Net Assets - 100.00%			$ 6,232,547
*	Tecumseh Products
	Company - Cl. A	25,000	399,250	*	Non-income producing investment.

Retail - 15.28%
*	Blockbuster Inc. - Cl. A	35,000	154,700
	Borders Group, Inc.	10,000	222,900	Aggregate cost for federal income tax purposes is $6,119,568. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:
*	Carmax, Inc.	13,000	312,000
	Pier 1 Imports, Inc.	35,000	263,550
			953,150
Telecommunications - 5.99%				Aggregate gross unrealized appreciation			$ 756,434
	IDT Corporation - Cl. B	30,000	373,200	Aggregate gross unrealized depreciation			(725,899)

Total Common Stocks (Cost $5,169,989)			5,285,570	Net unrealized appreciation			$ 30,535

THE TURNAROUND FUND™

Schedule of Investments
(Unaudited)

As of May 31, 2007

Summary of Investments by Industry
	% of Net Assets	Market

Note 2 - Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Industry		Value
Apparel	5.03%	$ 313,200
Auto Manufacturers	3.35%	208,500
Banks	18.60%	1,159,350
Chemicals	3.32%	207,120
Commercial Services	4.74%	295,600
Computers	4.31%	268,500
Internet	19.76%	1,231,450
Investment Company	0.03%	2,133
Machinery - Diversified	6.41%	399,250
Retail	21.84%	1,361,050
Telecommunications	11.29%	703,950
Total	98.68%	$ 6,150,103

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Turnaround Investment Trust

By: (Signature and Title)	Arne T. Alsin
                                                            Arne T. Alsin

Trustee, Chairman, President and

Principal Executive Officer

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	Arne T. Alsin
                                                            Arne T. Alsin

Trustee, Chairman, President and

Principal Executive Officer

Turnaround Investment Trust

Date: July 23, 2007

By: (Signature and Title)	Glenn D. Surowiec

Glenn D. Surowiec

Treasurer and Principal Financial Officer

Turnaround Investment Trust

Date: July 23, 2007